Goodwill (Tables)	12 Months Ended
Jul. 31, 2021
Goodwill [Abstract]
Schedule of reconciliation of changes in goodwill
	Newstrike Brands Ltd	Zenabis Global Ltd	Total
	$	$	$
At July 31 ,2019	111,877	-	111,877
Impairment	(111,877)	-	(111,877)
At July 31, 2020	-	-	-
Acquisition (Note 15)	-	88,189	88,189
Balance as at July 31, 2021	-	88,189	88,189